Expense Example {- Freedom 2050 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2050 Portfolio	Jul. 13, 2021 USD ($)
VIP Freedom 2050 Portfolio-Initial VIP
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	835
VIP Freedom 2050 Portfolio-Service VIP
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
VIP Freedom 2050 Portfolio-Service 2 VIP
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131